Other Current Assets and Other Current Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Current assets [abstract]
Summary of Other Current Assets

	December 31, 2022		December 31, 2021
Prepaid expenses	Ps.	3,953	Ps.	3,115
Agreements with customers		208		111
Licenses		247		218
Assets classified as held for sale		27		10
Other		43		77
	Ps.	4,478	Ps.	3,531

Summary of Prepaid Expenses
As of December 31, 2022 and 2021, the Company’s prepaid expenses are as follows:

	December 31, 2022		December 31, 2021
Advances for inventories	Ps.	1,964	Ps.	2,110
Advertising and promotional expenses paid in advance		119		105
Advances to service suppliers		44		81
Prepaid leases		64		118
Prepaid insurance		332		284
Others		1,430		417
	Ps.	3,953	Ps.	3,115

Summary of Other Current Financial Assets
9.2 Other current financial assets

	2022		2021
Restricted cash	Ps.	1,103	Ps.	688
Derivative financial instruments (see Note 21)		10,061		1,629
Note receivables (1)		205		163
	Ps.	11,369	Ps.	2,480

(1)The carrying value approximates its fair value as of December 31, 2022 and 2021.

Summary of Carrying of Restricted Cash Pledged
The Company has pledged part of its cash to fulfill the collateral requirements for the accounts payable in different currencies. As of December 31, 2022 and 2021, the restricted cash pledged was held in:

	2022		2021
U.S. Dollars	Ps.	1,095	Ps.	685
Chilean pesos		8		3
	Ps.	1,103	Ps.	688